Regulatory Assets and Liabilities - Schedule of Components of Other Regulatory Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
State mandated public purpose programs (including low income and conservation programs)
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ 1,567	$ 1,886
State mandated public purpose programs (including low income and conservation programs) | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities		1,886
Environmental compliance programs
Regulatory Liabilities [Line Items]
Regulatory liabilities	0	4,182
Environmental compliance programs | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities		4,182
Other Miscellaneous Regulatory Liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	3,826	4,253
Other Miscellaneous Regulatory Liabilities | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities		2,505
Other
Regulatory Liabilities [Line Items]
Regulatory liabilities	5,393	10,321
Other | Other deferred credits and other long-term liabilities
Regulatory Liabilities [Line Items]
Regulatory liabilities	$ 823
Other | Southwest Gas Corporation
Regulatory Liabilities [Line Items]
Regulatory liabilities		$ 8,573